Fees Summary	Apr. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,725,000
Previously Paid Amount	0.00
Total Fee Amount	417.20
Total Offset Amount	0.00
Net Fee	417.20
Narrative - Max Aggregate Offering Price	$ 2,725,000
Final Prospectus	true